December 31, 2004	• Separate Account A of Pacific Life & Annuity Company

Annual
Report

Pacific Life & Annuity

TABLE OF CONTENTS

SEPARATE ACCOUNT A

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	TollkeeperSM	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Blue Chip Portfolio	$32,072,674
Aggressive Growth Portfolio		$522,828
Diversified Research Portfolio			$2,913,741
Short Duration Bond Portfolio				$26,613,750
I-Net Tollkeeper PortfolioSM					$89,852
Financial Services Portfolio						$570,085
Health Sciences Portfolio							$469,419
Technology Portfolio								$459,362
Receivables:
Due from Pacific Life & Annuity Company	16,504	—	1,546	11,862	—	—	323	330
Fund shares redeemed	—	26	—	—	1,063	33	—	—
Other	—	—	—	—	4	—	—	—

Total Assets	32,089,178	522,854	2,915,287	26,625,612	90,919	570,118	469,742	459,692

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	26	—	—	1,063	33	—	—
Fund shares purchased	16,504	—	1,546	11,862	—	—	323	330
Other	2,359	35	282	1,656	—	46	39	31

Total Liabilities	18,863	61	1,828	13,518	1,063	79	362	361

NET ASSETS	$32,070,315	$522,793	$2,913,459	$26,612,094	$89,856	$570,039	$469,380	$459,331

Shares Owned in each Portfolio	4,094,630	59,206	247,307	2,716,369	20,231	52,383	48,237	98,070

Cost of Investments	$29,277,273	$450,951	$2,618,032	$26,963,619	$66,169	$522,347	$409,960	$400,455

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Focused 30 Portfolio	$206,173
Growth LT Portfolio		$11,307,651
Mid-Cap Value Portfolio			$15,319,385
International Value Portfolio				$25,338,252
Capital Opportunities Portfolio					$5,457,856
International Large-Cap Portfolio						$25,481,178
Equity Index Portfolio							$1,210,300
Small-Cap Index Portfolio								$8,863,537
Receivables:
Due from Pacific Life & Annuity Company	—	4,373	3,751	3,594	2,992	8,909	—	2,873
Fund shares redeemed	10	—	—	—	—	—	2,361	—

Total Assets	206,183	11,312,024	15,323,136	25,341,846	5,460,848	25,490,087	1,212,661	8,866,410

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	10	—	—	—	—	—	2,361	—
Fund shares purchased	—	4,373	3,751	3,594	2,992	8,909	—	2,873
Other	20	748	1,025	1,553	341	1,734	124	651

Total Liabilities	30	5,121	4,776	5,147	3,333	10,643	2,485	3,524

NET ASSETS	$206,153	$11,306,903	$15,318,360	$25,336,699	$5,457,515	$25,479,444	$1,210,176	$8,862,886

Shares Owned in each Portfolio	25,162	584,475	839,690	1,709,935	624,339	3,239,577	42,055	644,272

Cost of Investments	$161,804	$9,490,166	$11,880,195	$20,503,048	$4,628,324	$20,602,238	$1,001,500	$6,991,992

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street Core®	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Multi-Strategy Portfolio	$1,098,743
Main Street® Core Portfolio		$12,806,474
Emerging Markets Portfolio			$7,163,014
Inflation Managed Portfolio				$34,182,873
Managed Bond Portfolio					$33,272,564
Small-Cap Value Portfolio						$9,050,095
Money Market Portfolio							$5,338,654
High Yield Bond Portfolio								$7,592,827
Receivables:
Due from Pacific Life & Annuity Company	300	—	435	7,475	15,768	1,381	332	—
Fund shares redeemed	—	121	—	—	—	—	—	886
Other	—	—	4,028	—	—	—	—	—

Total Assets	1,099,043	12,806,595	7,167,477	34,190,348	33,288,332	9,051,476	5,338,986	7,593,713

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	121	—	—	—	—	—	886
Fund shares purchased	300	—	435	7,475	15,768	1,381	332	—
Other	77	900	—	2,429	2,201	564	300	616

Total Liabilities	377	1,021	435	9,904	17,969	1,945	632	1,502

NET ASSETS	$1,098,666	$12,805,574	$7,167,042	$34,180,444	$33,270,363	$9,049,531	$5,338,354	$7,592,211

Shares Owned in each Portfolio	67,129	631,765	545,510	2,760,035	2,947,825	599,666	529,331	1,061,633

Cost of Investments	$959,811	$11,365,458	$5,026,479	$33,519,529	$33,262,526	$7,288,533	$5,340,699	$7,170,631

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2004

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

ASSETS
Investments:
Equity Income Portfolio	$2,488,881
Equity Portfolio		$44,598
Aggressive Equity Portfolio			$1,295,096
Large-Cap Value Portfolio				$39,813,429
Comstock Portfolio					$11,004,240
Real Estate Portfolio						$5,839,425
Mid-Cap Growth Portfolio							$524,393
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	14,741	—	—	—
Fund shares redeemed	1,081	2	81	—	1,497	420	37

Total Assets	2,489,962	44,600	1,295,177	39,828,170	11,005,737	5,839,845	524,430

LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,081	2	81	—	1,497	420	37
Fund shares purchased	—	—	—	14,741	—	—	—
Other	160	10	13	2,764	720	423	34

Total Liabilities	1,241	12	94	17,505	2,217	843	71

NET ASSETS	$2,488,721	$44,588	$1,295,083	$39,810,665	$11,003,520	$5,839,002	$524,359

Shares Owned in each Portfolio	210,351	2,454	120,294	3,155,484	1,064,833	275,029	76,906

Cost of Investments	$2,007,097	$39,708	$937,122	$34,776,659	$9,159,126	$4,245,898	$396,071

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

	Blue	Aggressive	Diversified	Short	I-Net	Financial	Health
	Chip	Growth	Research	Duration Bond	Tollkeeper	Services	Sciences	Technology
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$192,806	$—	$16,152	$530,576	$—	$4,382	$—	$—

Total Investment Income	192,806	—	16,152	530,576	—	4,382	—	—

EXPENSES
Mortality and expense risk fees and administrative fees	365,409	4,625	25,855	339,100	2,539	4,238	6,473	6,052
Charges for Stepped-Up death benefit rider	20,021	267	1,568	17,058	165	307	566	480

Total Expenses	385,430	4,892	27,423	356,158	2,704	4,545	7,039	6,532

Net Investment Income (Loss)	(192,624)	(4,892)	(11,271)	174,418	(2,704)	(163)	(7,039)	(6,532)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(16,748)	(2,908)	(1,208)	(27,495)	16,819	(7,959)	(1,608)	(8,885)
Change in net unrealized appreciation (depreciation) on investments	1,365,812	43,161	245,120	(287,737)	(5,823)	32,018	25,691	20,435

Net Gain (Loss) on Investments	1,349,064	40,253	243,912	(315,232)	10,996	24,059	24,083	11,550

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,156,440	$35,361	$232,641	($140,814)	$8,292	$23,896	$17,044	$5,018

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Focused	Growth	Mid-Cap	International	Capital	International	Equity	Small-Cap
	30	LT	Value	Value	Opportunities	Large-Cap	Index	Index
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$96	$—	$49,851	$358,029	$36,409	$219,120	$19,836	$49,457

Total Investment Income	96	—	49,851	358,029	36,409	219,120	19,836	49,457

EXPENSES
Mortality and expense risk fees and administrative fees	2,679	132,371	175,936	299,548	64,617	286,988	15,547	102,250
Charges for Stepped-Up death benefit rider	138	7,546	10,047	16,402	3,822	16,083	822	5,954

Total Expenses	2,817	139,917	185,983	315,950	68,439	303,071	16,369	108,204

Net Investment Income (Loss)	(2,721)	(139,917)	(136,132)	42,079	(32,030)	(83,951)	3,467	(58,747)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(803)	(45,466)	(15,344)	(82,647)	(23,471)	(13,045)	(4,393)	(28,071)
Change in net unrealized appreciation on investments	23,303	1,034,358	2,569,474	3,006,270	537,745	3,301,925	87,562	1,186,328

Net Gain on Investments	22,500	988,892	2,554,130	2,923,623	514,274	3,288,880	83,169	1,158,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,779	$848,975	$2,417,998	$2,965,702	$482,244	$3,204,929	$86,636	$1,099,510

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Multi-	Main	Emerging	Inflation	Managed	Small-Cap	Money	High Yield
	Strategy	Street Core	Markets	Managed	Bond	Value	Market	Bond
	Variable	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$18,106	$158,749	$100,855	$1,942,086	$1,107,375	$278,380	$50,395	$448,268

Total Investment Income	18,106	158,749	100,855	1,942,086	1,107,375	278,380	50,395	448,268

EXPENSES
Mortality and expense risk fees and administrative fees	13,389	147,134	66,644	427,058	427,227	104,746	75,563	101,679
Charges for Stepped-Up death benefit rider	689	7,352	3,960	21,493	22,640	5,856	3,874	5,038

Total Expenses	14,078	154,486	70,604	448,551	449,867	110,602	79,437	106,717

Net Investment Income (Loss)	4,028	4,263	30,251	1,493,535	657,508	167,778	(29,042)	341,551

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(373)	(4,027)	(8,371)	(77,499)	(172,776)	(36,587)	(1,192)	(36,677)
Change in net unrealized appreciation (depreciation) on investments	72,051	849,710	1,740,082	408,544	405,726	1,266,597	(1,035)	169,085

Net Gain (Loss) on Investments	71,678	845,683	1,731,711	331,045	232,950	1,230,010	(2,227)	132,408

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$75,706	$849,946	$1,761,962	$1,824,580	$890,458	$1,397,788	($31,269)	$473,959

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2004

	Equity		Aggressive	Large-Cap		Real	Mid-Cap
	Income	Equity	Equity	Value	Comstock	Estate	Growth
	Variable	Variable	Variable	Variable	Variable	Variable	Variable
	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Dividends	$34,813	$337	$7,782	$480,224	$109,081	$147,422	$—

Total Investment Income	34,813	337	7,782	480,224	109,081	147,422	—

EXPENSES
Mortality and expense risk fees and administrative fees	32,413	726	19,999	470,379	127,259	66,541	7,285
Charges for Stepped-Up death benefit rider	1,650	14	1,227	25,830	7,194	4,197	309

Total Expenses	34,063	740	21,226	496,209	134,453	70,738	7,594

Net Investment Income (Loss)	750	(403)	(13,444)	(15,985)	(25,372)	76,684	(7,594)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(2,288)	(1,538)	(25,958)	(19,074)	(2,182)	10,709	(20,427)
Change in net unrealized appreciation on investments	223,659	1,903	183,672	2,632,014	1,281,337	1,323,913	87,652

Net Gain on Investments	221,371	365	157,714	2,612,940	1,279,155	1,334,622	67,225

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$222,121	($38)	$144,270	$2,596,955	$1,253,783	$1,411,306	$59,631

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip		Aggressive Growth		Diversified Research		Short Duration Bond
	Variable Account		Variable Account		Variable Account		Variable Account (1)

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($192,624)	($75,683)	($4,892)	($2,003)	($11,271)	($2,167)	$174,418	$60,844
Net realized gain (loss) from security transactions	(16,748)	(6,645)	(2,908)	138	(1,208)	419	(27,495)	(2,073)
Change in net unrealized appreciation (depreciation) on investments	1,365,812	1,473,937	43,161	29,737	245,120	51,055	(287,737)	(62,132)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,156,440	1,391,609	35,361	27,872	232,641	49,307	(140,814)	(3,361)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	13,913,868	9,687,189	83,369	39,750	1,025,441	190,549	12,653,609	8,566,182
Transfers between variable accounts, net	4,466,245	686,146	227,917	23,617	1,333,962	12,383	1,392,109	4,864,964
Transfers—policy charges and deductions	(238,865)	(29,197)	(94)	(40)	(7,702)	(53)	(145,361)	(39,912)
Transfers—surrenders	(397,835)	(43,506)	(1,217)	(1,069)	(12,972)	(1,220)	(463,834)	(70,457)
Transfers—other	(695)	(5,059)	(20)	(45)	(115)	343	(217)	(814)

Net Increase in Net Assets Derived from Policy Transactions	17,742,718	10,295,573	309,955	62,213	2,338,614	202,002	13,436,306	13,319,963

NET INCREASE IN NET ASSETS	18,899,158	11,687,182	345,316	90,085	2,571,255	251,309	13,295,492	13,316,602

NET ASSETS
Beginning of Year/Period	13,171,157	1,483,975	177,477	87,392	342,204	90,895	13,316,602	—

End of Year/Period	$32,070,315	$13,171,157	$522,793	$177,477	$2,913,459	$342,204	$26,612,094	$13,316,602

(1)     Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	I-Net Tollkeeper		Financial Services		Health Sciences		Technology
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2,704)	($1,386)	($163)	($253)	($7,039)	($2,447)	($6,532)	($2,203)
Net realized gain (loss) from security transactions	16,819	7	(7,959)	(175)	(1,608)	(330)	(8,885)	(157)
Change in net unrealized appreciation (depreciation) on investments	(5,823)	30,013	32,018	16,077	25,691	35,915	20,435	45,341

Net Increase in Net Assets Resulting from Operations	8,292	28,634	23,896	15,649	17,044	33,138	5,018	42,981

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	50,841	204,657	98,903	79,211	81,771	101,580	97,852	196,119
Transfers between variable accounts, net	(294,712)	98,095	340,061	16,557	156,865	29,398	569	56,613
Transfers—policy charges and deductions	(18,558)	—	(130)	(71)	(179)	(19)	(108)	(48)
Transfers—surrenders	(2,455)	(2,842)	(24,030)	(8)	(25,117)	—	(2,569)	(280)
Transfers—other	(19)	601	191	62	68	158	(47)	(74)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(264,903)	300,511	414,995	95,751	213,408	131,117	95,697	252,330

NET INCREASE (DECREASE) IN NET ASSETS	(256,611)	329,145	438,891	111,400	230,452	164,255	100,715	295,311

NET ASSETS
Beginning of Year	346,467	17,322	131,148	19,748	238,928	74,673	358,616	63,305

End of Year	$89,856	$346,467	$570,039	$131,148	$469,380	$238,928	$459,331	$358,616

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Focused 30		Growth LT		Mid-Cap Value		International Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2,721)	($1,148)	($139,917)	($43,517)	($136,132)	($21,766)	$42,079	$67,963
Net realized gain (loss) from security transactions	(803)	4,207	(45,466)	542	(15,344)	(3,390)	(82,647)	(5,112)
Change in net unrealized appreciation on investments	23,303	21,891	1,034,358	802,599	2,569,474	872,012	3,006,270	1,817,744

Net Increase in Net Assets Resulting from Operations	19,779	24,950	848,975	759,624	2,417,998	846,856	2,965,702	1,880,595

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	39,086	113,233	5,032,757	4,247,115	6,241,657	4,321,084	11,338,999	8,759,453
Transfers between variable accounts, net	37,880	(43,351)	244,369	(257,915)	410,167	705,346	(995,124)	969,591
Transfers—policy charges and deductions	(66)	(15)	(53,600)	(16,236)	(81,733)	(19,676)	(128,272)	(29,698)
Transfers—surrenders	(1,791)	(288)	(165,399)	(18,447)	(199,802)	(23,172)	(352,391)	(49,421)
Transfers—other	(11)	113	(199)	(1,476)	(417)	(1,616)	(1,549)	(2,607)

Net Increase in Net Assets Derived from Policy Transactions	75,098	69,692	5,057,928	3,953,041	6,369,872	4,981,966	9,861,663	9,647,318

NET INCREASE IN NET ASSETS	94,877	94,642	5,906,903	4,712,665	8,787,870	5,828,822	12,827,365	11,527,913

NET ASSETS
Beginning of Year	111,276	16,634	5,400,000	687,335	6,530,490	701,668	12,509,334	981,421

End of Year	$206,153	$111,276	$11,306,903	$5,400,000	$15,318,360	$6,530,490	$25,336,699	$12,509,334

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Capital Opportunities		International Large-Cap		Equity Index		Small-Cap Index
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($32,030)	($10,713)	($83,951)	($2,565)	$3,467	($439)	($58,747)	($10,629)
Net realized gain (loss) from security transactions	(23,471)	(4,544)	(13,045)	(6,747)	(4,393)	40,448	(28,071)	(3,644)
Change in net unrealized appreciation on investments	537,745	300,883	3,301,925	1,559,940	87,562	134,404	1,186,328	690,141

Net Increase in Net Assets Resulting from Operations	482,244	285,626	3,204,929	1,550,628	86,636	174,413	1,099,510	675,868

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	2,413,677	1,975,807	11,060,370	7,359,911	114,274	1,222,797	3,404,684	2,538,254
Transfers between variable accounts, net	(67,542)	269,291	1,132,275	980,742	211,457	(1,109,451)	720,664	333,084
Transfers—policy charges and deductions	(34,023)	(4,177)	(150,323)	(36,552)	(4,364)	(154)	(68,679)	(12,495)
Transfers—surrenders	(58,429)	(4,185)	(311,009)	(31,595)	(23,612)	(9,559)	(144,877)	(17,878)
Transfers—other	(44)	(883)	(154)	(1,535)	(1,292)	(72)	169	(1,054)

Net Increase in Net Assets Derived from Policy Transactions	2,253,639	2,235,853	11,731,159	8,270,971	296,463	103,561	3,911,961	2,839,911

NET INCREASE IN NET ASSETS	2,735,883	2,521,479	14,936,088	9,821,599	383,099	277,974	5,011,471	3,515,779

NET ASSETS
Beginning of Year	2,721,632	200,153	10,543,356	721,757	827,077	549,103	3,851,415	335,636

End of Year	$5,457,515	$2,721,632	$25,479,444	$10,543,356	$1,210,176	$827,077	$8,862,886	$3,851,415

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Multi-Strategy		Main Street Core		Emerging Markets		Inflation Managed
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,028	$1,991	$4,263	$7,753	$30,251	$2,907	$1,493,535	$549,739
Net realized loss from security transactions	(373)	(2,051)	(4,027)	(669)	(8,371)	(1,904)	(77,499)	(96,442)
Change in net unrealized appreciation on investments	72,051	69,928	849,710	591,776	1,740,082	397,353	408,544	108,540

Net Increase in Net Assets Resulting from Operations	75,706	69,868	849,946	598,860	1,761,962	398,356	1,824,580	561,837

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	280,530	137,582	5,374,247	2,780,372	2,219,909	990,891	12,835,413	10,659,158
Transfers between variable accounts, net	195,961	213,192	1,626,041	1,689,904	1,633,866	193,150	3,735,670	1,273,685
Transfers—policy charges and deductions	(5,102)	(53)	(44,578)	(22,340)	(24,288)	(1,648)	(220,367)	(36,321)
Transfers—surrenders	(10,383)	(3,558)	(194,611)	(27,307)	(67,054)	(3,756)	(629,799)	(136,658)
Transfers—other	(47)	155	(988)	(752)	(180)	(204)	(1,826)	(2,143)

Net Increase in Net Assets Derived from Policy Transactions	460,959	347,318	6,760,111	4,419,877	3,762,253	1,178,433	15,719,091	11,757,721

NET INCREASE IN NET ASSETS	536,665	417,186	7,610,057	5,018,737	5,524,215	1,576,789	17,543,671	12,319,558
NET ASSETS
Beginning of Year	562,001	144,815	5,195,517	176,780	1,642,827	66,038	16,636,773	4,317,215

End of Year	$1,098,666	$562,001	$12,805,574	$5,195,517	$7,167,042	$1,642,827	$34,180,444	$16,636,773

(1)      Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Bond		Small-Cap Value		Money Market		High Yield Bond
	Variable Account		Variable Account (1)		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$657,508	$815,141	$167,778	$4,544	($29,042)	($27,521)	$341,551	$137,025
Net realized loss from security transactions	(172,776)	(2,737)	(36,587)	(51)	(1,192)	(1,612)	(36,677)	(6,726)
Change in net unrealized appreciation (depreciation) on investments	405,726	(449,403)	1,266,597	494,966	(1,035)	35	169,085	241,000

Net Increase (Decrease) in Net Assets Resulting from Operations	890,458	363,001	1,397,788	499,459	(31,269)	(29,098)	473,959	371,299

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	14,706,018	14,851,131	4,021,834	2,469,580	3,684,789	5,153,776	3,090,045	3,047,396
Transfers between variable accounts, net	824,527	(987,121)	(279,103)	1,117,602	(1,661,725)	(3,904,005)	(395,399)	470,336
Transfers—policy charges and deductions	(172,431)	(48,588)	(38,546)	(11,752)	(11,471)	(332)	(61,151)	(9,535)
Transfers—surrenders	(590,899)	(139,930)	(108,479)	(17,339)	(95,496)	(93,442)	(130,252)	(32,388)
Transfers—other	(118)	55	(113)	(1,400)	74	(65)	174	(313)

Net Increase in Net Assets Derived from Policy Transactions	14,767,097	13,675,547	3,595,593	3,556,691	1,916,171	1,155,932	2,503,417	3,475,496

NET INCREASE IN NET ASSETS	15,657,555	14,038,548	4,993,381	4,056,150	1,884,902	1,126,834	2,977,376	3,846,795

NET ASSETS
Beginning of Year/Period	17,612,808	3,574,260	4,056,150	—	3,453,452	2,326,618	4,614,835	768,040

End of Year/Period	$33,270,363	$17,612,808	$9,049,531	$4,056,150	$5,338,354	$3,453,452	$7,592,211	$4,614,835

(1)      Operations commenced on May 1, 2003.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Equity Income		Equity		Aggressive Equity		Large-Cap Value
	Variable Account		Variable Account		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$750	$886	($403)	($156)	($13,444)	($4,142)	($15,985)	$41,729
Net realized loss from security transactions	(2,288)	(4,656)	(1,538)	(25)	(25,958)	(991)	(19,074)	(14,825)
Change in net unrealized appreciation on investments	223,659	255,924	1,903	3,145	183,672	175,474	2,632,014	2,417,182

Net Increase (Decrease) in Net Assets Resulting from Operations	222,121	252,154	(38)	2,964	144,270	170,341	2,596,955	2,444,086

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	737,924	884,208	1,806	32,341	696,949	977,263	17,641,517	13,046,933
Transfers between variable accounts, net	34,558	11,877	(467)	3,757	(735,673)	(18,608)	2,374,415	894,966
Transfers—policy charges and deductions	(13,396)	(260)	(20)	(6)	(7,079)	(1,467)	(283,451)	(54,690)
Transfers—surrenders	(38,021)	(11,501)	—	—	(19,809)	(2,785)	(534,101)	(78,335)
Transfers—other	(310)	(121)	1,608	(3)	(71)	(529)	(2,084)	(4,779)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	720,755	884,203	2,927	36,089	(65,683)	953,874	19,196,296	13,804,095

NET INCREASE IN NET ASSETS	942,876	1,136,357	2,889	39,053	78,587	1,124,215	21,793,251	16,248,181

NET ASSETS
Beginning of Year	1,545,845	409,488	41,699	2,646	1,216,496	92,281	18,017,414	1,769,233

End of Year	$2,488,721	$1,545,845	$44,588	$41,699	$1,295,083	$1,216,496	$39,810,665	$18,017,414

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Comstock		Real Estate		Mid-Cap Growth
	Variable Account (1)		Variable Account		Variable Account

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2004	2003	2004	2003	2004	2003

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($25,372)	($1,737)	$76,684	$59,118	($7,594)	($2,573)
Net realized gain (loss) from security transactions	(2,182)	(513)	10,709	(1,717)	(20,427)	(117)
Change in net unrealized appreciation on investments	1,281,337	567,301	1,323,913	281,568	87,652	40,896

Net Increase in Net Assets Resulting from Operations	1,253,783	565,051	1,411,306	338,969	59,631	38,206

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Transfer of net premiums	4,752,466	2,880,095	2,163,774	1,507,497	183,685	86,835
Transfers between variable accounts, net	421,037	1,254,357	(9,045)	246,673	52,765	89,991
Transfers—policy charges and deductions	(51,153)	(12,451)	(23,451)	(2,249)	(47,420)	(63)
Transfers—surrenders	(125,779)	(16,212)	(60,367)	(6,577)	(1,412)	(2,297)
Transfers—other	(429)	(943)	129	220	(100)	(46)

Net Increase in Net Assets Derived from Policy Transactions	4,996,142	4,104,846	2,071,040	1,745,564	187,518	174,420

NET INCREASE IN NET ASSETS	6,249,925	4,669,897	3,482,346	2,084,533	247,149	212,626

NET ASSETS
Beginning of Year	4,753,595	83,698	2,356,656	272,123	277,210	64,584

End of Year	$11,003,520	$4,753,595	$5,839,002	$2,356,656	$524,359	$277,210

(1)      Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS

     Selected accumulation unit value (AUV), total units outstanding, total returns, total net assets, and ratios of investment income to average daily net assets for each year or period ended are presented in the table below. The ratio of expenses to daily net assets for each of the Variable Accounts was 1.65% for the Pacific Innovations Select Contracts with the standard death benefit (“Standard DB”) and 1.85% for the Pacific Innovations Select Contracts with the stepped-up death benefit (“Stepped-Up DB”) for each year.

			Number of Units
			Outstanding at End
	AUV at End of Year or Period		of Year or Period		Total Returns (1)

	Pacific	Pacific	Pacific	Pacific	Pacific	Pacific		Ratios of
	Innovations	Innovations	Innovations	Innovations	Innovations	Innovations		Investment
	Select	Select	Select	Select	Select	Select	Total	Income to
	Standard DB	Stepped-Up DB	Standard DB	Stepped-Up DB	Standard DB	Stepped-Up DB	Net	Average Net
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Assets	Assets (2)

Blue Chip
2004	$9.43	$9.38	1,885,266	1,524,283	2.94%	2.74%	$32,070,315	0.87%
2003	9.16	9.13	764,443	675,855	23.31%	23.07%	13,171,157	0.44%
04/01/2002 - 12/31/2002	7.43	7.42	98,525	101,409	(25.72%)	(25.83%)	1,483,975	0.59%

Aggressive Growth
2004	$10.41	$10.36	17,507	32,874	10.05%	9.83%	$522,793	0.00%
2003	9.46	9.43	12,456	6,321	24.59%	24.34%	177,477	0.00%
04/01/2002 - 12/31/2002	7.60	7.58	7,166	4,347	(24.05%)	(24.16%)	87,392	0.00%

Diversified Research
2004	$10.69	$10.63	143,197	129,974	9.38%	9.17%	$2,913,459	1.02%
2003	9.78	9.74	12,772	22,311	30.46%	30.20%	342,204	0.52%
04/01/2002 - 12/31/2002	7.49	7.48	5,109	7,031	(25.07%)	(25.18%)	90,895	0.79%

Short Duration Bond
2004	$9.94	$9.91	1,591,866	1,088,853	(0.45%)	(0.65%)	$26,612,094	2.57%
05/01/2003 - 12/31/2003	9.99	9.97	751,820	582,567	(0.15%)	(0.28%)	13,316,602	2.83%

I-Net Tollkeeper
2004	$10.86	$10.80	4,892	3,404	10.81%	10.59%	$89,856	0.00%
2003	9.80	9.76	16,189	19,243	40.88%	40.60%	346,467	0.00%
04/01/2002 - 12/31/2002	6.95	6.94	2,481	10	(30.46%)	(30.56%)	17,322	0.00%

Financial Services
2004	$11.12	$11.06	17,527	33,905	6.94%	6.73%	$570,039	1.69%
2003	10.40	10.36	5,070	7,565	26.90%	26.64%	131,148	1.31%
04/01/2002 - 12/31/2002	8.20	8.18	811	1,601	(18.03%)	(18.16%)	19,748	1.17%

Health Sciences
2004	$10.51	$10.45	13,455	31,376	5.78%	5.57%	$469,380	0.00%
2003	9.94	9.90	4,472	19,644	25.73%	25.48%	238,928	0.00%
04/01/2002 - 12/31/2002	7.90	7.89	584	8,879	(20.97%)	(21.09%)	74,673	0.00%

Technology
2004	$8.01	$7.97	22,615	34,894	1.96%	1.76%	$459,331	0.00%
2003	7.86	7.83	17,328	28,399	40.26%	39.98%	358,616	0.00%
04/01/2002 - 12/31/2002	5.60	5.60	1,956	9,355	(43.96%)	(44.05%)	63,305	0.00%

Focused 30
2004	$11.31	$11.25	9,599	8,676	12.97%	12.74%	$206,153	0.06%
2003	10.01	9.98	7,194	3,934	39.93%	39.65%	111,276	0.00%
04/01/2002 - 12/31/2002	7.15	7.14	10	2,318	(28.45%)	(28.56%)	16,634	0.00%

Growth LT
2004	$10.56	$10.51	576,324	496,731	8.59%	8.38%	$11,306,903	0.00%
2003	9.73	9.69	285,026	271,017	31.79%	31.53%	5,400,000	0.00%
04/01/2002 - 12/31/2002	7.38	7.37	35,095	58,108	(26.18%)	(26.30%)	687,335	0.23%

Mid-Cap Value
2004	$12.64	$12.57	650,987	564,253	23.03%	22.78%	$15,318,360	0.47%
2003	10.27	10.24	330,885	305,954	26.99%	26.74%	6,530,490	0.99%
04/01/2002 - 12/31/2002	8.09	8.08	31,337	55,496	(19.12%)	(19.24%)	701,668	3.00%

International Value
2004	$11.86	$11.80	1,190,048	951,281	14.52%	14.29%	$25,336,699	1.96%
2003	10.36	10.32	640,161	569,587	25.62%	25.37%	12,509,334	3.02%
04/01/2002 - 12/31/2002	8.24	8.23	48,651	70,489	(17.55%)	(17.68%)	981,421	5.86%

Capital Opportunities
2004	$10.14	$10.09	282,779	256,783	10.85%	10.63%	$5,457,515	0.93%
2003	9.15	9.12	143,233	154,799	25.05%	24.80%	2,721,632	0.78%
04/01/2002 - 12/31/2002	7.32	7.30	8,270	19,118	(26.84%)	(26.95%)	200,153	1.03%

International Large-Cap
2004	$12.11	$12.04	1,151,858	958,136	16.67%	16.43%	$25,479,444	1.25%
2003	10.38	10.34	527,965	489,834	28.38%	28.13%	10,543,356	1.67%
04/01/2002-12/31/2002	8.08	8.07	35,189	54,192	(19.18%)	(19.30%)	721,757	0.85%

Equity Index
2004	$10.51	$10.46	69,184	46,160	8.78%	8.56%	$1,210,176	2.10%
2003	9.67	9.63	41,837	43,876	26.20%	25.95%	827,077	1.68%
04/01/2002 - 12/31/2002	7.66	7.65	33,694	38,048	(23.40%)	(23.52%)	549,103	7.52%

Small-Cap Index
2004	$12.58	$12.51	371,810	334,669	15.83%	15.60%	$8,862,886	0.79%
2003	10.86	10.82	174,082	181,243	44.13%	43.85%	3,851,415	1.10%
04/01/2002 - 12/31/2002	7.53	7.52	13,429	31,170	(24.66%)	(24.78%)	335,636	3.90%

See Notes to Financial Statements	See explanation of references on page 18

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

			Number of Units
			Outstanding at End
	AUV at End of Year or Period		of Year or Period		Total Returns (1)

	Pacific	Pacific	Pacific	Pacific	Pacific	Pacific		Ratios of
	Innovations	Innovations	Innovations	Innovations	Innovations	Innovations		Investment
	Select	Select	Select	Select	Select	Select	Total	Income to
	Standard DB	Stepped-Up DB	Standard DB	Stepped-Up DB	Standard DB	Stepped-Up DB	Net	Average Net
Variable Accounts	Contracts	Contracts	Contracts	Contracts	Contracts	Contracts	Assets	Assets (2)

Multi-Strategy
2004	$11.43	$11.37	49,220	47,138	8.02%	7.80%	$1,098,666	2.22%
2003	10.58	10.55	33,942	19,224	21.26%	21.02%	562,001	2.34%
04/01/2002 - 12/31/2002	8.73	8.72	3,773	12,838	(12.72%)	(12.85%)	144,815	5.00%

Main Street Core(3)
2004	$9.83	$9.78	760,365	544,853	7.75%	7.53%	$12,805,574	1.77%
2003	9.13	9.09	338,793	231,301	24.88%	24.63%	5,195,517	2.08%
04/01/2002 - 12/31/2002	7.31	7.30	20,401	3,794	(26.92%)	(27.03%)	176,780	1.92%

Emerging Markets
2004	$18.76	$18.66	201,726	181,347	32.42%	32.16%	$7,167,042	2.48%
2003	14.17	14.12	52,817	63,423	65.73%	65.40%	1,642,827	2.27%
04/01/2002 - 12/31/2002	8.55	8.53	2,675	5,059	(14.53%)	(14.66%)	66,038	0.01%

Inflation Managed
2004	$12.97	$12.90	1,514,318	1,126,861	7.12%	6.90%	$34,180,444	7.47%
2003	12.11	12.07	820,838	554,914	6.47%	6.26%	16,636,773	7.18%
04/01/2002 - 12/31/2002	11.37	11.36	247,942	131,835	13.74%	13.57%	4,317,215	1.11%

Managed Bond
2004	$11.88	$11.82	1,598,163	1,208,681	3.65%	3.45%	$33,270,363	4.26%
2003	11.46	11.42	833,848	705,167	4.50%	4.29%	17,612,808	10.25%
04/01/2002 - 12/31/2002	10.97	10.95	142,855	183,262	9.69%	9.53%	3,574,260	6.41%

Small-Cap Value
2004	$15.36	$15.31	327,675	262,251	22.38%	22.13%	$9,049,531	4.36%
05/01/2003 - 12/31/2003	12.55	12.54	162,749	160,566	25.54%	25.37%	4,056,150	2.03%

Money Market
2004	$9.83	$9.78	319,455	224,881	(0.64%)	(0.84%)	$5,338,354	1.10%
2003	9.89	9.86	208,509	141,064	(0.86%)	(1.06%)	3,453,452	0.83%
04/01/2002 - 12/31/2002	9.98	9.96	159,764	73,498	(0.21%)	(0.36%)	2,326,618	1.48%

High Yield Bond
2004	$12.02	$11.95	373,477	259,676	7.63%	7.42%	$7,592,211	7.25%
2003	11.17	11.13	248,683	165,195	18.32%	18.09%	4,614,835	7.61%
04/01/2002 - 12/31/2002	9.44	9.42	44,552	36,892	(5.63%)	(5.78%)	768,040	9.68%

Equity Income
2004	$11.19	$11.13	131,415	91,480	10.35%	10.13%	$2,488,721	1.77%
2003	10.14	10.11	81,612	71,075	24.17%	23.92%	1,545,845	1.83%
04/01/2002 - 12/31/2002	8.17	8.15	22,523	27,660	(18.33%)	(18.46%)	409,488	4.30%

Equity
2004	$9.25	$9.20	4,046	779	3.42%	3.22%	$44,588	0.76%
2003	8.94	8.91	3,898	767	22.30%	22.06%	41,699	0.76%
04/01/2002 - 12/31/2002	7.31	7.30	10	352	(26.87%)	(26.98%)	2,646	2.56%

Aggressive Equity
2004	$10.74	$10.68	62,838	58,079	17.00%	16.76%	$1,295,083	0.64%
2003	9.18	9.15	61,717	71,067	30.97%	30.71%	1,216,496	0.94%
04/01/2002 - 12/31/2002	7.01	7.00	3,983	9,199	(29.92%)	(30.02%)	92,281	0.00%

Large-Cap Value
2004	$10.55	$10.49	2,090,123	1,692,816	8.13%	7.91%	$39,810,665	1.68%
2003	9.76	9.72	984,937	864,789	29.09%	28.84%	18,017,414	2.25%
04/01/2002 - 12/31/2002	7.56	7.55	100,224	134,075	(24.42%)	(24.54%)	1,769,233	5.30%

Comstock (4)
2004	$10.88	$10.82	546,252	467,449	15.25%	15.02%	$11,003,520	1.41%
2003	9.44	9.41	265,952	238,327	29.24%	28.98%	4,753,595	1.63%
04/01/2002 - 12/31/2002	7.31	7.30	5,983	5,481	(26.94%)	(27.05%)	83,698	0.02%

Real Estate (5)
2004	$16.65	$16.55	175,498	176,255	35.37%	35.10%	$5,839,002	3.63%
2003	12.30	12.25	87,609	104,408	35.28%	35.01%	2,356,656	7.39%
04/01/2002 - 12/31/2002	9.09	9.08	6,014	23,959	(9.10%)	(9.24%)	272,123	8.34%

Mid-Cap Growth
2004	$8.70	$8.65	39,035	21,381	19.60%	19.36%	$524,359	0.00%
2003	7.27	7.25	26,175	11,992	28.26%	28.00%	277,210	0.00%
04/01/2002 - 12/31/2002	5.67	5.66	3,948	7,456	(43.31%)	(43.40%)	64,584	0.00%

(1)	Total returns reflect a deduction for mortality and expense risk (M&E), administrative charges, and additional death benefit rider charges, if any, assessed through the daily accumulation unit value calculation and these charges are assessed at annual rates ranging from 1.61% to 1.81% of the average daily net assets of each Variable Account as discussed in Note 6 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for the period less than one full year are not annualized.

(2)	The ratios of investment income to average daily net assets for the period less than one full year are annualized.

(3)	Prior to 01/01/2003, Main Street Core Variable Account was named Large-Cap Core Variable Account.

(4)	Prior to 05/01/2003, Comstock Variable Account was named Strategic Value Variable Account.

(5)	Prior to 05/01/2002, Real Estate Variable Account was named REIT Variable Account.

See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2004 is comprised of thirty-one subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM (Concentrated Growth effective February 1, 2005), Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds, Inc. The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

     The net assets of the Fund’s Research, Global Growth, Telecommunications, and Small-Cap Equity Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, Telecommunications, and Small-Cap Equity Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, Technology, and Small-Cap Index Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). The Reorganization took place on December 31, 2003 for all these Portfolios, except for the Reorganization between the Small-Cap Equity Portfolio and the Small-Cap Index Portfolio, which took place on April 30, 2004. In connection with the Reorganization, a total of 3,320 outstanding accumulation units (valued at $31,805) of the Research Variable Account were exchanged for 3,259 accumulation units with equal value of the Diversified Research Variable Account; a total of 10,222 outstanding accumulation units (valued at $105,406) of the Global Growth Variable Account were exchanged for 10,176 accumulation units with equal value of the International Large-Cap Variable Account; a total of 6,438 outstanding accumulation units (valued at $58,597) of the Telecommunications Variable Account were exchanged for 7,472 accumulation units with equal value of the Technology Variable Account; and a total of 44,576 outstanding accumulation units (valued at $424,168) of the Small-Cap Equity Variable Account were exchanged for 39,070 accumulation units with equal value of the Small-Cap Index Variable Account.

     The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), on January 25, 1999 and commenced operations on April 1, 2002. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

     The Separate Account held by PL&A represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

2. SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     A. Valuation of Investments

     Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

     B. Security Transactions and Investment Income

     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

     C. Federal Income Taxes

     The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account.

3. DIVIDENDS

     During 2004, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, and Mid-Cap Growth Portfolios. The amounts distributed to the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

4. RELATED PARTY AGREEMENT

     Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

     The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of charges for mortality and expense risks assumed, administrative charges, and additional death benefit rider charges (M&E), if any. A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2004 were as follows:

	Variable Accounts

	Blue	Aggressive	Diversified	Short Duration	I-Net	Financial	Health
	Chip	Growth	Research	Bond	Tollkeeper	Services	Sciences

Total cost of investments at beginning of year	$11,742,462	$148,776	$291,632	$13,379,577	$316,984	$115,436	$205,175
Add: Total net proceeds from policy and M&E transactions	17,834,022	359,937	2,347,121	14,714,899	53,334	580,994	247,963
Reinvested distributions from the Fund	192,806	—	16,152	530,576	—	4,382	—

Sub-Total	29,769,290	508,713	2,654,905	28,625,052	370,318	700,812	453,138
Less: Cost of investments disposed during the year	492,017	57,762	36,873	1,661,433	304,149	178,465	43,178

Total cost of investments at end of year	29,277,273	450,951	2,618,032	26,963,619	66,169	522,347	409,960
Add: Unrealized appreciation (depreciation)	2,795,401	71,877	295,709	(349,869)	23,683	47,738	59,459

Total market value of investments at end of year	$32,072,674	$522,828	$2,913,741	$26,613,750	$89,852	$570,085	$469,419

	Tech-	Focused	Growth	Mid-Cap	International	Capital	International
	nology	30	LT	Value	Value	Opportunities	Large-Cap

Total cost of investments at beginning of year	$320,162	$90,219	$4,617,263	$5,661,219	$10,681,233	$2,430,028	$8,967,041
Add: Total net proceeds from policy and M&E transactions	248,585	99,673	5,814,689	6,942,175	11,641,476	2,748,872	11,850,887
Reinvested distributions from the Fund	—	96	—	49,851	358,029	36,409	219,120

Sub-Total	568,747	189,988	10,431,952	12,653,245	22,680,738	5,215,309	21,037,048
Less: Cost of investments disposed during the year	168,292	28,184	941,786	773,050	2,177,690	586,985	434,810

Total cost of investments at end of year	400,455	161,804	9,490,166	11,880,195	20,503,048	4,628,324	20,602,238
Add: Unrealized appreciation	58,907	44,369	1,817,485	3,439,190	4,835,204	829,532	4,878,940

Total market value of investments at end of year	$459,362	$206,173	$11,307,651	$15,319,385	$25,338,252	$5,457,856	$25,481,178

	Equity	Small-Cap	Multi-	Main Street	Emerging	Inflation	Managed
	Index	Index	Strategy	Core	Markets	Managed	Bond

Total cost of investments at beginning of year	$705,930	$3,166,455	$495,162	$4,604,539	$1,243,736	$16,383,047	$18,009,718
Add: Total net proceeds from policy and M&E transactions	789,009	4,427,399	483,246	6,762,134	4,080,881	17,257,895	16,061,947
Reinvested distributions from the Fund	19,836	49,457	18,106	158,749	100,855	1,942,086	1,107,375

Sub-Total	1,514,775	7,643,311	996,514	11,525,422	5,425,472	35,583,028	35,179,040
Less: Cost of investments disposed during the year	513,275	651,319	36,703	159,964	398,993	2,063,499	1,916,514

Total cost of investments at end of year	1,001,500	6,991,992	959,811	11,365,458	5,026,479	33,519,529	33,262,526
Add: Unrealized appreciation	208,800	1,871,545	138,932	1,441,016	2,136,535	663,344	10,038

Total market value of investments at end of year	$1,210,300	$8,863,537	$1,098,743	$12,806,474	$7,163,014	$34,182,873	$33,272,564

	Small-Cap	Money	High Yield	Equity		Aggressive	Large-Cap
	Value	Market	Bond	Income	Equity	Equity	Value

Total cost of investments at beginning of year	$3,561,458	$3,454,731	$4,362,111	$1,287,821	$38,715	$1,042,277	$15,613,875
Add: Total net proceeds from policy and M&E transactions	4,299,203	7,110,876	3,839,288	905,646	81,067	806,655	19,124,327
Reinvested distributions from the Fund	278,380	50,395	448,268	34,813	337	7,782	480,224

Sub-Total	8,139,041	10,616,002	8,649,667	2,228,280	120,119	1,856,714	35,218,426
Less: Cost of investments disposed during the year	850,508	5,275,303	1,479,036	221,183	80,411	919,592	441,767

Total cost of investments at end of year	7,288,533	5,340,699	7,170,631	2,007,097	39,708	937,122	34,776,659
Add: Unrealized appreciation (depreciation)	1,761,562	(2,045)	422,196	481,784	4,890	357,974	5,036,770

Total market value of investments at end of year	$9,050,095	$5,338,654	$7,592,827	$2,488,881	$44,598	$1,295,096	$39,813,429

		Real	Mid-Cap
	Comstock	Estate	Growth

Total cost of investments at beginning of year	$4,190,121	$2,087,210	$236,555
Add: Total net proceeds from policy and M&E transactions	4,974,080	2,600,309	626,515
Reinvested distributions from the Fund	109,081	147,422	—

Sub-Total	9,273,282	4,834,941	863,070
Less: Cost of investments disposed during the year	114,156	589,043	466,999

Total cost of investments at end of year	9,159,126	4,245,898	396,071
Add: Unrealized appreciation	1,845,114	1,593,527	128,322

Total market value of investments at end of year	$11,004,240	$5,839,425	$524,393

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

6. CHARGES AND EXPENSES

     Contracts funded by the Separate Account have two different death benefit options: the Standard Death Benefit and the Stepped-Up Death Benefit Rider. PL&A deducts from the Separate Account daily charges for mortality and expense risks and administrative expenses PL&A assumes, and additional death benefit rider charges for Contract Owners who purchased the Stepped-Up Death Benefit Rider. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account:

	Standard Death	With Stepped-Up Death
Pacific Innovations Select Contracts	Benefit	Benefit Rider

Mortality and Expense Risk Charge	1.40%	1.40%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.65%	1.85%

     Under the Contracts, PL&A makes certain deductions from the net assets of each Variable Account for maintenance fees, any state premium tax charges, any other optional benefit rider charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by PL&A.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors Pacific Life & Annuity Company:

     We have audited the accompanying statements of assets and liabilities of Separate Account A (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Focused 30, Growth LT, Mid-Cap Value, International Value, Capital Opportunities, International Large-Cap, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the year ended December 31, 2004, and for the period from commencement of operations through December 31, 2003), and the financial highlights for each of the three periods from commencement of operations through December 31, 2004. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. Our procedures included confirmation of securities owned as of December 31, 2004. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2004, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
February 22, 2005

Annual Report
as of December 31, 2004

•	Separate Account A of Pacific Life & Annuity Company

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Pacific Life & Annuity Company
Mailing Address:
P.O. Box 7138
Pasadena, California 91109-7138

ADDRESS SERVICE REQUESTED

Form No.	N3555-5A